Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Notional Principal Amounts of Derivative Financial Instruments Outstanding

Notional principal amounts of derivative financial instruments outstanding at March 31, 2012 and 2011 are as follows.

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Forwards and options:
Sale of foreign currencies	¥129,282	¥94,504	$1,576,610
Purchase of foreign currencies	78,859	87,605	961,695
Option contracts (purchased)	247	490	3,012
Interest rate swaps, cross-currency swaps and interest rate cap agreements	83,014	123,424	1,012,366

Fair Value of Derivative Instrumetns

Fair value of derivative instruments at March 31, 2012 and 2011 on the consolidated balance sheets are as follows:

	Millions of yen
	2012
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥1,681	Deferred income taxes and other current liabilities	¥5,578
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	105
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	21	Deferred income taxes and other current liabilities	750
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		¥1,702		¥6,433

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥569	Deferred income taxes and other current liabilities	¥2,805
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	55
Option contracts	Deferred income taxes and other current assets	5	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	1,102	Deferred income taxes and other current liabilities	418
	Deferred income taxes and other assets	467	Deferred income taxes and other liabilities	9

Total		¥2,143		¥3,287

Total Derivative Instruments		¥3,845		¥9,720

	Millions of yen
	2011
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥11	Deferred income taxes and other current liabilities	¥817
	Deferred income taxes and other assets	2	Deferred income taxes and other liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	126	Deferred income taxes and other current liabilities	471
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		¥139		¥1,288

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥403	Deferred income taxes and other current liabilities	¥2,025
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	126
Option contracts	Deferred income taxes and other current assets	7	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	6,967	Deferred income taxes and other current liabilities	382
	Deferred income taxes and other assets	3,515	Deferred income taxes and other liabilities	155

Total		¥10,892		¥2,688

Total Derivative Instruments		¥11,031		¥3,976

	Thousands of U.S. dollars
	2012
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	$20,500	Deferred income taxes and other current liabilities	$68,024
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	1,281
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	256	Deferred income taxes and other current liabilities	9,146
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		$20,756		$78,451

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	$6,939	Deferred income taxes and other current liabilities	$34,207
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	671
Option contracts	Deferred income taxes and other current assets	61	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	13,439	Deferred income taxes and other current liabilities	5,097
	Deferred income taxes and other assets	5,695	Deferred income taxes and other liabilities	110

Total		$26,134		$40,085

Total Derivative Instruments		$46,890		$118,536

Effects of Derivative Instruments on Consolidated Statements of Income

The effects of derivative instruments on the consolidated statements of income for the year ended March 31, 2012, 2011 and 2010 are as follows:

Derivative instruments designated as fair value hedging relationships

Millions of yen
2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥—	Other income (expenses), net: Other, net	¥—

Total		¥—		¥—

Millions of yen
2011
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥—	Other income (expenses), net: Other, net	¥—

Total		¥—		¥—

Millions of yen
2010
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥(270)	Other income (expenses), net: Other, net	¥355

Total		¥(270)		¥355

Thousands of U.S. dollars
2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	$—	Other income (expenses), net: Other, net	$—

Total		$—		$—

Derivative instruments designated as cash flow hedging relationships

	Millions of yen
	2012
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥665	Other income (expenses), net: Other, net	¥2,645	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	Other income (expenses), net: Other, net	227	—	—

Total	¥665		¥2,872		¥—

	Millions of yen
	2011
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥7,195	Other income (expenses), net: Other, net	¥7,475	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	120	Other income (expenses), net: Other, net	—	—	—

Total	¥7,315		¥7,475		¥—

	Millions of yen
	2010
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥363	Other income (expenses), net: Other, net	¥532	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	1,758	Other income (expenses), net: Other, net	89	—	—

Total	¥2,121		¥621		¥—

	Thousands of U.S. dollars
	2012
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	$8,110	Other income (expenses), net: Other, net	$32,256	—	$—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	Other income (expenses), net: Other, net	2,768	—	—

Total	$8,110		$35,024		$—

*	OCI stands for other comprehensive income (loss).

Derivative Instruments Not Designated as hedging Instruments Relationships

Derivative instruments not designated as hedging instruments relationships

	Millions of yen
	2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	¥329
Option contracts	Other income (expenses), net: Other, net	(0)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(200)
	Other income (expenses), net: Other, net	(5,995)

Total		¥(5,866)

	Millions of yen
	2011
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	¥(1,411)
Option contracts	Other income (expenses), net: Other, net	(9)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(455)
	Other income (expenses), net: Other, net	2,816

Total		¥941

	Millions of yen
	2010
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	¥(972)
Option contracts	Other income (expenses), net: Other, net	3
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(580)
	Other income (expenses), net: Other, net	1,900

Total		¥351

	Thousands of U.S. dollars
	2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	$4,012
Option contracts	Other income (expenses), net: Other, net	(5)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(2,439)
	Other income (expenses), net: Other, net	(73,110)

Total		$(71,542)